EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
Employee costs	$ 582,206	$ 572,178	$ 557,468
Less employee costs capitalized to fixed assets and to intangible assets	(196,983)	(185,825)	(180,711)
Total employee costs	385,223	386,353	376,757
Purchase of goods and services
Royalties and rights	427,233	421,685	427,951
Cost of retail products	335,684	317,810	289,078
Subcontracting costs	99,346	117,999	111,174
Marketing and distribution expenses	62,627	62,187	64,731
Other	390,586	419,123	406,592
Purchase of goods and services	1,315,476	1,338,804	1,299,526
Total employee costs and purchase of goods and services	$ 1,700,699	$ 1,725,157	$ 1,676,283